PIMCO Funds

Supplement Dated May 27, 2014 to the Asset Allocation Funds, Bond Funds, Credit Bond Funds, Equity-Related Strategy Funds, International Bond Funds, Real Return Strategy Funds, Short Duration Strategy Funds, and Tax-Efficient Strategy Funds Prospectuses, each dated July 31, 2013, each as supplemented from time to time; the Quantitative Strategies Prospectus, dated October 30, 2013, as supplemented from time to time; the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund and PIMCO Intl Low Volatility RAFI®-PLUS AR Fund Prospectus, dated December 30, 2013, as supplemented from time to time (the “Prospectus”); and the Statement of Additional Information, dated July 31, 2013, as supplemented from time to time (the “SAI”)

Disclosure Related to Modification of the Address of Pacific Investment Management Company LLC (“PIMCO”) and PIMCO Funds (the “Trust”)

Effective immediately, all references in the Prospectuses and SAI relating to the address of PIMCO, the Trust and the trustees and executive officers of the Trust are deleted and replaced with the following:

650 Newport Center Drive, Newport Beach, CA 92660.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_052714

PIMCO Funds

Supplement Dated May 27, 2014 to the Equity-Related Strategy Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R Prospectus (the “Prospectus”) and Statement of Additional Information (“the SAI”) (each dated July 31, 2013), each as supplemented from time to time

Disclosure Related to the PIMCO International Fundamental IndexPLUS® AR Strategy Fund and the PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund

Effective May 30, 2014, all references in the Prospectus and SAI relating to the ticker symbol for Class P shares of the PIMCO International Fundamental IndexPLUS® AR Strategy Fund are deleted and replaced with the following:

PTIPX

In addition, effective May 30, 2014, all references in the Prospectus and SAI relating to the ticker symbol for Class P shares of the PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund are deleted and replaced with the following:

PCCPX

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_052714